Summary of significant accounting policies	12 Months Ended
Dec. 31, 2018
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Summary of significant accounting policies
2.	Summary of significant accounting policies

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

(a)	Basis of preparation

The consolidated financial statements of Spotify Technology S.A. comply with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and have been prepared on a historical cost basis, except for securities, long term investments, convertible senior notes (“Convertible Notes”), and derivative financial instruments, which have been measured at fair value.

The preparation of the consolidated financial statements in conformity with IFRS requires the application of certain critical accounting estimates and assumptions. It also requires management to exercise its judgment in the process of applying the accounting policies. The areas involving a greater degree of judgment or complexity, or areas in which assumptions and estimates are significant to the consolidated financial statements, are disclosed in Note 3.

The consolidated financial statements provide comparative information in respect of the previous periods.

(b)	Basis of consolidation

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

(c)	Investment in associates

An associate is an entity over which the Group has significant influence but not control or joint control.

The Group accounts for its investments in associates using the equity method whereby the investment is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the associates since the acquisition date.

The Group determines, at each reporting date, whether there is objective evidence that the investment in its associated companies is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount and the carrying amount of the investment. Any gain or loss resulting from the dilution of the Group’s interest in associates where significant influence is retained is recognized in the consolidated statement of operations in “Share in earnings of associate.”

(d)	Foreign currency translation

Functional and reporting currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates. The consolidated financial statements are presented in Euro, which is the Group’s reporting currency.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are recognized in the consolidated statement of operations within finance income or finance costs.

Group companies

The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into Euro as follows:

•	Assets and liabilities are translated at the closing rate at the reporting date;
•	Income and expenses for each statement of operation are translated at average exchange rates; and
•	All resulting exchange differences are recognized in other comprehensive income/(loss).

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the operation and translated at the closing rate at each reporting date.

(e)	Revenue recognition

Premium revenue

The Group generates subscription revenue from the sale of the Premium Service in which customers can listen on-demand and offline. Premium Services are sold directly to end users and through partners who are generally telecommunications companies that bundle the subscription with their own services or collect payment for the stand-alone subscriptions from their end customers. The Group satisfies its performance obligation, and revenue from these services is recognized, on a straight-line basis over the subscription period. Typically, Premium Services are paid for monthly in advance.

Premium partner subscription revenue is based on a per-subscriber rate in a negotiated partner agreement and may include minimum guarantees for the number of subscriptions that will be purchased from the Group. Under these arrangements, a premium partner may bundle the Premium Service with its existing product offerings or offer the Premium Service as an add-on. Payment is remitted to the Group through the premium partner. When a minimum guarantee is within an agreement and the partner is not expected to meet the commitment, management has concluded the revenue is constrained to the revenue amounts for the actual subscriptions sold in a given period. The Group therefore only recognizes the associated revenue when it is highly probable that this will not result in a significant reversal of revenue when the uncertainty is resolved. The Group assesses the facts and circumstances, including whether the partner is acting as a principal or agent, of all partner revenue arrangements and then recognizes revenues either gross or net. Premium partner services, whether recognized gross or net, have one material performance obligation, that being the delivery of the Premium Service.

Additionally, the Group bundles the Premium Service with third-party services and products. Revenue is allocated to each performance obligation based on a standalone selling price for bundled arrangements with multiple performance obligations.

Ad-Supported revenue

The Group’s advertising revenue is primarily generated through display, audio, and video advertising delivered through advertising impressions. The Group enters into arrangements with advertising agencies that purchase advertising on its platform on behalf of the agencies’ clients. These advertising arrangements are typically sold on a cost-per-thousand basis and are evidenced by an Insertion Order (“IO”) that specifies the terms of the arrangement such as the type of ad product, pricing, insertion dates, and number of impressions in a stated period. Revenue is recognized over time based on the number of impressions delivered. The Group also may offer cash rebates to advertising agencies based on the volume of advertising inventory purchased. These rebates are estimated based on expected performance and historical data and result in a reduction of revenue recognized.

Additionally, the Group generates revenue through arrangements with certain suppliers to distribute advertising inventory on their ad exchange platforms for purchase on a cost-per-thousand basis. Revenue is recognized over time when impressions are delivered on the platform.

(f)	Advertising credits

Advertising credits that are not transferable are issued to certain rights holders and allow them to include advertisement on the Ad-Supported Service that promote their artists and the Spotify service, such as the availability of a new single or album on Spotify. These are issued in conjunction with the Group’s royalty arrangements for nil consideration. There is no revenue recognized as the advertising credits are mutually beneficial to both the rights holders and the Group and do not meet the definition of a revenue contract under IFRS 15, Revenue from Contracts with Customers.

(g)	Business combinations

Business combinations are accounted for using the acquisition method. Identifiable assets acquired and liabilities assumed are measured initially at their fair values at the acquisition date. The excess of the consideration transferred, and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recognized as goodwill.

Acquisition-related costs, other than those incurred for the issuance of debt or equity instruments, are charged to the consolidated statement of operations as they are incurred.

(h)	Cost of revenue

Cost of revenue consists predominately of royalty and distribution costs related to content streaming. The Group incurs royalty costs paid to certain music record labels, music publishers, and other rights holders for the right to stream music to the Group’s users. Royalties are typically calculated using negotiated rates in accordance with license agreements and are based on either subscription and advertising revenue earned, user/usage measures, or a combination of these. The determination of the amount of the rights holders’ liability is complex and subject to a number of variables, including the revenue recognized, the type of content streamed and the country in which it is streamed, the service tier such content is streamed on, identification of the appropriate license holder, size of user base, ratio of Ad-Supported Users to Premium Subscribers, and any applicable advertising fees and discounts, among other variables. Some rights holders have allowed the use of their content on the platform while negotiations of the terms and conditions are ongoing. In such situations, royalties are calculated using estimated rates. In certain jurisdictions, rights holders have several years to claim royalties for musical compositions and therefore estimates of the royalties payable are made until payments are made. The Group has certain arrangements whereby royalty costs are paid in advance or are subject to minimum guaranteed amounts. An accrual is established when actual royalty costs to be incurred during a contractual period are expected to fall short of the minimum guaranteed amounts. For minimum guarantee arrangements, for which the Group cannot reliably predict the underlying expense, the Group will expense the minimum guarantee on a straight-line basis over the term of the arrangement. The Group also has certain royalty arrangements where the Group would have to make additional payments if the royalty rates were below those paid to other similar licensors (most favored nation clauses). For rights holders with this clause, a comparison is done of royalties incurred to date plus estimated royalties payable for the remainder of the period to estimates of the royalties payables to other appropriate rights holders, and the shortfall, if any, is recognized on a straight-line basis over the period of the applicable most favored nation clause. An accrual and expense is recognized when it is probable that the Group will make additional royalty payments under these terms. The expense related to these accruals is recognized in cost of revenue. Cost of revenue also includes credit card and payment processing fees for subscription revenue, customer service, certain employee compensation and benefits, cloud computing, streaming, facility, and equipment costs, as well as amounts incurred to produce content for the service.

(i)	Research and development expenses

Research and development expenses are primarily comprised of costs incurred for development of products related to the Group’s platform and service, as well as new advertising products and improvements to the Group’s mobile app, desktop, and streaming services. The costs incurred include related employee compensation and benefits, facility costs, IT costs and consulting costs.

(j)	Sales and marketing expenses

Sales and marketing expenses are primarily comprised of employee compensation and benefits, live events and trade shows, public relations, branding, consulting expenses, customer acquisition costs, advertising, the cost of working with record labels and artists to promote the availability of new releases on the Group’s platform, and the costs of providing free trials of the Premium Service. Expenses included in the costs of providing free trials are primarily derived from per user royalty fees determined in accordance with the rights holder agreements.

(k)	General and administrative expenses

General and administrative expenses are comprised primarily of employee compensation and benefits for functions such as finance, accounting, analytics, legal, human resources, consulting fees, and other costs including facility and equipment costs.

(l)	Income tax

The tax expense for the period comprises current and deferred tax. Tax is recognized in the consolidated statement of operations except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

(i)	Current tax

Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to tax payable or receivable in respect of previous years. It is measured using tax rates enacted or substantively enacted at the reporting date.

(ii)	Deferred tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

•	Temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;
•

Temporary differences related to investments in subsidiaries, and associates to the extent that the Group is able to control the timing of the reversal of the temporary differences, and it is probable that they will not reverse in the foreseeable future; and

•	Taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets are recognized for unused tax losses, unused tax credits, and deductible temporary differences to the extent that it is probable that future taxable profits will be available, against which they can be used. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date. The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset only if certain criteria are met.

(iii)	Uncertain tax positions

In determining the amount of current and deferred income tax, the Group takes into account the impact of uncertain tax positions and whether additional taxes, interest or penalties may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Group to change its judgment regarding the adequacy of existing tax liabilities. Such changes to tax liabilities will impact tax expense in the period that such a determination is made.

(m)	Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and any accumulated impairment losses. Historical cost includes any expenditure that is directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by the Group.

The Group adds to the carrying amount of an item of property and equipment the cost of replacing parts of such an item if the replacement part is expected to provide incremental future benefits to the Group. All repairs and maintenance are charged to the consolidated statement of operations during the period in which they are incurred.

After assets are placed into service, depreciation is charged so as to allocate the cost of assets less their residual value over their estimated useful lives, using the straight-line method as follows:

•	Property and equipment: 3 to 5 years
•	Leasehold improvements: shorter of the lease term or useful life

The assets’ residual values, useful lives, and depreciation methods are reviewed annually and adjusted prospectively if there is an indication of a significant change. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in the consolidated statement of operations when the asset is derecognized.

(n)	Intangible assets

Acquired intangible assets other than goodwill comprise acquired developed technology and patents. At initial recognition, intangible assets acquired in a business combination are recognized at their fair value as of the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortization and impairment losses.

The Group recognizes internal development costs as intangible assets only when the following criteria are met: the technical feasibility of completing the intangible asset exists, there is an intent to complete and an ability to use or sell the intangible asset, the intangible asset will generate probable future economic benefits, there are adequate resources available to complete the development and to use or sell the intangible asset, and there is the ability to reliably measure the expenditure attributable to the intangible asset during its development.

Intangible assets with finite lives are typically amortized on a straight-line basis over their estimated useful lives, typically 2 to 5 years and are assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization of intangible assets is recognized in the consolidated statement of operations in the expense category consistent with the function of the intangible assets.

(o)	Goodwill

Goodwill is the excess of the consideration transferred over the net identifiable assets acquired and liabilities assumed. Goodwill is tested annually for impairment, or more regularly if certain indicators are present. For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the operating segments that are expected to benefit from the synergies of the combination and represent the lowest level at which the goodwill is monitored for internal management purposes. Goodwill is evaluated for impairment by comparing the recoverable amount of the Group’s operating segments to the carrying amount of the operating segments to which the goodwill relates. If the recoverable amount is less than the carrying amount an impairment charge is determined.

The recoverable amount of the operating segments is based on fair value less costs of disposal. The Group believes reasonable estimates and judgments have been used in assessing the recoverable amounts.

(p)	Impairment of non-financial assets

Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. An impairment loss is recognized in the consolidated statement of operations consistent with the function of the assets, for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash inflows. Prior impairments of non-financial assets (other than goodwill) are reviewed for possible reversal each reporting period.

(q)	Financial instruments
(i)	Financial assets

Initial recognition and measurement

The Group’s financial assets are comprised of cash and cash equivalents, short term investments, trade and other receivables, derivative assets, long term investments, restricted cash, and other non-current assets. All financial assets are recognized initially at fair value plus transaction costs that are attributable to the acquisition of the financial asset. Purchases and sales of financial assets are recognized on the settlement date; the date that the Group receives or delivers the asset. The Group classifies its financial assets primarily as cash and cash equivalents, receivables and short term investments, which are primarily debt instruments at fair value through other comprehensive income. Receivables are non-derivative financial assets, other than short term and long term investments described below, with fixed or determinable payments that are not quoted in an active market. They are included in current assets except for those with maturities greater than 12 months after the reporting period.

For more information on receivables, refer to Note 15.

Short term investments are primarily comprised of debt instruments carried at fair value through other comprehensive income. The securities in this category are those that are intended to be held for an indefinite period of time and that may be sold in response to needs for liquidity or in response to changes in the market conditions (therefore not recognized at amortized cost). These meet both the hold to collect and sell business model and solely payments of principal and interest contractual cash flows tests under IFRS 9 Financial Instruments. These are classified as current assets.

Long term investments are primarily comprised of equity instruments carried at fair value through other comprehensive income based on the irrevocable election made at initial recognition under IFRS 9. The securities within this category are intended to be held for an indefinite period of time and for strategic investment purposes. These are neither held for trading nor contingent consideration recognised by an acquirer in a business combination. These are classified as non-current assets.

Subsequent measurement

After initial measurement, short term investments are measured at fair value with unrealized gains or losses recognized in other comprehensive income and credited in other reserves within equity until the investment is derecognized, at which time, the cumulative gain or loss is recognized in finance income/costs, or the investment is determined to be impaired, when the cumulative loss is reclassified from the short term investments reserve to the consolidated statement of operations in finance costs. Interest earned whilst holding the short term investments is reported as interest income using the effective interest method. Interest income and foreign exchange revaluation are recognized in the statement of operations in the same manner as all other financial assets.

After initial measurement, long term investments are measured at fair value with unrealized gains or losses, including any related foreign exchange impacts, recognized in other comprehensive income and credited in other reserves within equity without recognizing fair value changes to profit and loss upon derecognition. Dividends received are recognized in the consolidated statement of operations in finance income.

Derecognition

Financial assets are derecognized when the rights to receive cash flows from the asset have expired.

Impairment of financial assets

The Group assesses at each reporting date whether there is any evidence that a financial asset or a group of financial assets is impaired, primarily its trade receivables and short term investments. The Group assesses impairment for its financial assets, excluding trade receivables, using the general expected credit losses model. Under this model, the Group calculates the allowance for credit losses by considering on a discounted basis, the cash shortfalls it would incur in various default scenarios for prescribed future periods and multiplying the shortfalls by the probability of each scenario occurring. The allowance on the financial asset is the sum of these probability-weighted outcomes.

For the Group’s short term investments, the Group applies the low credit risk simplification as it does not believe there to be any credit risk related to these assets given the credit quality ratings required by the Group’s investment policy. At every reporting date, the Group evaluates whether a particular debt instrument is considered to have low credit risk using all supportable information.

The Group’s long term investments are not assessed for impairment due to the irrevocable election made under IFRS 9 Financial Instruments as stated above.

The Group uses the simplified approach for measuring impairment for its trade receivables as these financial assets do not have a significant financing component as defined under IFRS 15, Revenue from Contracts with Customers. Therefore, the Group does not determine if the credit risk for these instruments has increased significantly since initial recognition. Instead, a loss allowance is recognized based on lifetime expected credit losses at each reporting date. Impairment losses and subsequent reversals are recognized in profit or loss and is the amount required to adjust the loss allowance at the reporting date to the amount that is required to be recognized based on the aforementioned policy. The Group has established a provision matrix that is based on its historical credit loss experiences, adjusted for forward-looking factors specific to the debtors and the economic environment. The carrying amount of the asset is reduced through the use of an allowance account and the amount of the loss is recognized in the consolidated statement of operations.

(ii)	Financial liabilities

Initial recognition and measurement

The Group’s financial liabilities are comprised of trade and other payables, other liabilities, and derivative liabilities (warrants and instruments designated for hedging). Prior to April 3, 2018, financial liabilities also included Convertible Notes and contingent options. All financial liabilities are recognized initially at fair value and, in the case of Convertible Notes, net of directly attributable transaction costs.

The Group accounted for the Convertible Notes in accordance with IAS 39, Financial Instruments: Recognition and Measurement, ‘fair value option’ and IFRS 9 Financial Instruments as fair value through profit and loss. Under these approaches, the Convertible Notes were accounted for in their entirety at fair value, with any change in fair value after initial measurement being recorded in the consolidated statement of operations and the transaction costs were effectively immediately expensed.

The Group accounts for the warrants as a financial liability at fair value. In accordance with IAS 32, Financial Instruments: Presentation, the Group determined that the warrants were precluded from equity classification, because while they contain no contractual obligation to deliver cash or other financial instruments to the holders other than the Company’s own shares, the exercise prices of the warrants are in US$ and not the Company’s functional currency. Therefore, the warrants do not meet the requirements that they be settled by the issuer exchanging a fixed amount of cash or another financial asset for a fixed number of its own equity instruments.

Subsequent measurements

Other financial liabilities

After initial recognition, payables are subsequently measured at amortized cost using the effective interest method. The effective interest method amortization is included in finance costs in the consolidated statement of operations. Gains and losses are recognized in the consolidated statement of operations when the liabilities are derecognized.

Payables are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.

Financial liabilities at fair value through profit or loss

After initial recognition, financial liabilities at fair value through the profit or loss are subsequently re-measured at fair value at the end of each reporting period with changes in fair value recognized in finance income or finance costs in the consolidated statement of operations.

Derecognition

Financial liabilities are derecognized when the obligation under the liability is discharged, cancelled, or expires.

(iii)	Fair value measurements

For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price the Group would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Group’s market assumptions. All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, are described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities;
•

Level 2: other techniques for which inputs are based on quoted prices for identical or similar instruments in markets that are not active, quoted prices for similar instruments in active markets, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the asset or liability;

•	Level 3: techniques which use inputs that have a significant effect on the recognized fair value that require the Group to use its own assumptions about market participant assumptions.

The Group maintains policies and procedures to determine the fair value of financial assets and liabilities using what it considers to be the most relevant and reliable market participant data available. It is the Group’s policy to maximize the use of observable inputs in the measurement of its Level 3 fair value measurements. To the extent observable inputs are not available, the Group utilizes unobservable inputs based upon the assumptions market participants would use in valuing the asset or liability. In determining the fair value of financial assets and liabilities employing Level 3 inputs, the Group considers such factors as the current interest rate, equity market, currency and credit environments, expected future cash flows, the probability of certain future events occurring, and other published data. The Group performs a variety of procedures to assess the reasonableness of its fair value determinations including the use of third parties.

(iv)	Foreign exchange forward contracts

The Group designates certain foreign exchange forward contracts as cash flow hedges when all the requirements in IFRS 9 Financial Instruments are met subsequent to January 1, 2018 and based on IAS 39 Financial Instruments prior to January 1, 2018. The Group recognizes the activities from these cash flow hedges as either assets or liabilities on the statement of financial position and are measured at fair value at each reporting period. The Group reflects the gain or loss on the effective portion of a cash flow hedge as a component of equity and subsequently reclassifies cumulative gains and losses to revenues or cost of revenues, depending on the risk hedged, when the hedged transactions are settled. If the hedged transactions become probable of not occurring, the corresponding amounts in other reserves are immediately reclassified to finance income or costs. Foreign exchange forward contracts that do not meet the requirements in IFRS 9 Financial Instruments to be designated as a cash flow hedge, are classified as derivative instruments not designated for hedging. The Group measures these instruments at fair value with changes in fair value recognized in finance income or costs. Refer to Note 22.

(r)	Cash and cash equivalents

Cash and cash equivalents comprise cash on deposit at banks and on hand and short term deposits with a maturity of three months or less from the date of purchase that are not subject to restrictions. Cash deposits that have restrictions governing their use are classified as restricted cash, current or non-current, based on the remaining length of the restriction.

The Group classifies highly liquid investments with maturities of three months or less at the date of purchase as cash equivalents.

For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash and short term deposits as defined above.

(s)	Short term investments

The Group invests in a variety of instruments, such as commercial paper, money market funds, corporate debt securities, collateralized reverse purchase agreements, and government and government agency debt securities. Part of these investments are held in short duration fixed income portfolios. The average duration of these portfolios is less than one year. All investments are governed by an investment policy and are held in highly-rated counterparties. Separate credit limits are assigned to each counterparty in order to minimize risk concentration.

These investments are classified as debt instruments and are carried at fair value with the unrealized gains and losses reported as a component of equity. Management determines the appropriate classification of investments at the time of purchase and re-evaluates whether the investments pass both the hold to collect and sell and solely payments of principal and interest tests. The short term investments with maturities greater than twelve months are classified as short term when they are intended for use in current operations. The cost basis for investments sold is based upon the specific identification method.

(t)	Long term investments

Long term investments consist of non-controlling equity interests in public and private companies where the Group does not exercise significant influence. The investments are classified as equity instruments carried at fair value through other comprehensive income. Refer to Note 22.

(u)	Share capital

Ordinary shares are classified as equity.

Equity instruments are initially measured at the fair value of the cash or other resources received or receivable, net of the direct costs of issuing the equity instruments.

For the years ended December 31, 2015, 2013, and 2012, the Group issued equity instruments that were part of a compound transaction whereby additional shares would be issued to the shareholders upon the occurrence of certain events (see Note 16). The embedded derivatives were separated from the host contract and the resulting derivative liabilities were initially measured at fair value. The derivative liabilities are re-measured at fair value through the consolidated statement of operations at each reporting period. The difference between the consideration received for the equity instruments and the fair value of the embedded derivatives represents the equity components of the transaction. Transaction costs are allocated to the liability derivatives and equity components in proportion to their initial carrying amounts.

In 2018, the Group began repurchasing its ordinary shares. The cost of treasury shares repurchased is shown as a reduction to equity, within treasury shares, on the statement of financial position. When treasury shares are sold, reissued, or retired, the amount received is reflected as an increase to equity based on a weighted average cost, with any surplus or deficit recorded within Other paid in capital.

(v)	Share-based payments

Employees of the Group receive remuneration in the form of share-based payment transactions, whereby employees render services in consideration for equity instruments.

The cost of equity-settled transactions with employees is determined by the fair value at the date of grant using an appropriate valuation model. The cost is recognized in the consolidated statement of operations, together with a corresponding credit to other reserves in equity, over the period in which the performance and service conditions are fulfilled. The cost of equity-settled transactions with non-employees for which services are rendered over a vesting period is determined by the average fair value over the period the services are received.

The cumulative expense recognized for equity-settled transactions with employees at each reporting date until the vesting date reflects the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense for a period represents the movement in cumulative expense recognized at the beginning and end of that period, and is recognized in employee share-based payments. When the terms of an equity-settled transaction award are modified, the minimum expense recognized is the expense as if the terms had not been modified, if the original terms of the award are met. An additional expense is recognized for modifications that increase the total fair value of the share-based payment transaction or are otherwise beneficial to the grantee as measured at the date of modification. There were no material modifications to any share-based payment transactions during 2018, 2017, and 2016.

Social costs are payroll taxes associated with employee salaries and benefits, including share-based compensation. Social costs in connection with granted options and restricted stock units are accrued over the vesting period based on the intrinsic value of the award that has been earned at the end of each reporting period. The amount of the liability reflects the amortization of the award and the impact of expected forfeitures. The social cost rate at which the accrual is made generally follows the tax domicile within which other compensation charges for a grantee are recognized.

The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in Note 17.

In many jurisdictions, tax authorities levy taxes on share-based payment transactions with employees that give rise to a personal tax liability for the employee. In some cases, the Group is required to withhold the tax due and to settle it with the tax authority on behalf of the employees. To fulfil this obligation, the terms of the Group’s restricted stock unit arrangements permit the Group to withhold the number of shares that are equal to the monetary value of the employee’s tax obligation from the total number of shares that otherwise would have been issued to the employee upon vesting of the restricted stock unit. The monetary value of the employee’s tax obligation is recorded as a deduction from Other reserves for the shares withheld.

(w)	Employee benefits

The Group provides defined contribution plans to its employees. The Group pays contributions to publicly and privately administered pension insurance plans on a mandatory or contractual basis. The Group has no further payment obligations once the contributions have been paid. Contributions to defined contribution plans are expensed when employees provide services. The Group’s post-employment schemes do not include any defined benefit plans.

(x)	Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

(y)	Leases

At inception of an arrangement, the Group determines whether the arrangement is or contains a lease. The Group leases certain items of property and equipment. Leases in which substantially all the risks and rewards of ownership are not transferred to the Group as lessee are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are charged to the consolidated statement of operations on a straight-line basis over the period of the leases.

Leases of property and equipment where the Group has substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are capitalized at the lease’s commencement at lower of the fair value of the leased property and the present value of the minimum lease payments. Each lease payment is allocated between the repayment of the liability and finance charges. The corresponding lease obligations, net of finance charges, are included in borrowings. The interest element of the finance cost is charged to the consolidated statement of operations over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property and equipment acquired under finance leases is depreciated over the shorter of the useful life of the asset and the lease term.

New and amended standards and interpretations adopted by the Group

On January 1, 2018, the Group adopted International Financial Reporting Standard (“IFRS”) 9, Financial Instruments, which replaces IAS 39, Financial Instruments: Recognition and Measurement. The standard introduces new requirements for classification and measurement, impairment, and hedge accounting. Under the provisions of the standard, the Group made the election to present in other comprehensive income, changes in the fair value of its long term investment in Tencent Music Entertainment Group (“TME”), a public company that provides digital music services to users including streaming, online live broadcasts, and karaoke services, without recognizing fair value changes to profit and loss upon derecognition. The Group concluded that the accounting treatment of its remaining financial assets, financial liabilities and derivative instruments under IAS 39 was in accordance with the requirements of IFRS 9 and, therefore, there was no material impact on the Group’s consolidated financial statements upon adoption of the standard.

On January 1, 2018, the Group adopted the amendments to IFRS 2, Share-based Payment, in relation to the classification and measurement share-based payment transactions. As a result of adoption, the Group did not have any material impact on the consolidated financial statements.

New standards and interpretations issued not yet effective

Recently issued new or revised/amended standards and interpretations effective for the Group on or after January 1, 2019, are as follows:

In June 2017, the International Accounting Standards Board (“IASB”) issued IFRIC Interpretation 23, Uncertainty over Income Tax Treatments. The interpretation is applicable for annual reporting periods beginning on or after January 1, 2019. The interpretation clarifies application of recognition and measurement requirements in IAS 12 Income Taxes when there is uncertainty over income tax treatments. The interpretation specifically addresses whether an entity considers uncertain tax treatments separately, the assumptions an entity makes about the examination of tax treatments by taxation authorities, how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates and how an entity considers changes in facts and circumstances related to uncertain tax treatments. The Group has concluded that its current accounting policies for estimating uncertain tax positions is in line with IFRIC Interpretation 23 and therefore does not expect it to have any material impact on the consolidated financial statements.

In January 2016, the IASB published IFRS 16, Leases, its new leasing standard, which will replace the current guidance in IAS 17, Leases, and related interpretations IFRIC 4, SIC-15 and SIC-27. The new standard requires lessees to recognize a lease liability reflecting future lease payments and a ‘right-of-use asset’ for virtually all lease contracts. The standard applies to annual periods beginning on or after January 1, 2019, with earlier application permitted. The Group expects the valuation of right-of-use assets and lease liabilities, previously described as operating leases, to be the present value of its forecasted future lease commitments. The Group will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right of use asset.

On January 1, 2019, the Group will adopt IFRS 16 using the modified retrospective approach and recognize the cumulative effect of initially applying the standard as an adjustment to accumulated deficit. The group intends to elect the available practical expedients on adoption. Although the Group is in the process of evaluating the impact of adoption on its consolidated financial statements, the Group currently believes the most significant change will be related to the recognition of right-of-use assets and lease liabilities on the consolidated statement of financial position for real estate operating leases, along with the net impact on transition recorded to accumulated deficit, and deferred tax assets, potentially unrecognized, resulting from the aforementioned changes. The Group expects that this will result in the recognition of additional assets and liabilities in excess of approximately €500 million. The Group’s statement of operations after adoption will reflect additional depreciation expense due to the right-of use assets and an increase in finance costs for effective interest expense on its lease liabilities and be partially offset by a reduction in rental expenses.

There will be no impact to the overall statement of cash flows. However, operating cash flows will be positively impacted, while financing cash flows will be negatively impacted due primarily to the classification of principal payments on its lease liabilities. The Group will also be required to disclose additional qualitative and quantitative disclosures as required by the standard within its post adoption interim and annual financial statements.

There are no other IFRS or IFRIC interpretations that are not effective that are expected to have a material impact.